UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John T. Lykouretzos
Title:  Managing Member
Phone:  212-849-6700


Signature, Place and Date of Signing:

/s/John T. Lykouretzos      New York, New York             November 15, 2010
----------------------      ------------------            --------------------
     [Signature]                [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $1,358,017
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



13F  File Number                           Name

1)   028-11651                             Hoplite Partners, L.P.
2)   028-11652                             Hoplite Offshore Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                 Hoplite Capital Management, LLC
                                                        September 30, 2010



COLUMN 1                      COLUMN  2    COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE OF                  VALUE      SHRS OR     SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS        CUSIP       (X$1000)    PRN AMT     PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
ADVANCE AUTO PARTS INC         COM         00751Y106      37,178     633,564   SH          SHARED      1,2       633,564
AETNA INC NEW                  COM         00817Y108      11,696     370,000   SH          SHARED      1,2       370,000
BERKSHIRE HATHAWAY INC DEL     CL A        084670108         249           2   SH          SHARED      1,2             2
C H ROBINSON WORLDWIDE INC     COM NEW     12541W209      34,240     489,704   SH          SHARED      1,2       489,704
CIGNA CORP                     COM         125509109     138,504   3,871,000   SH          SHARED      1,2     3,871,000
COCA COLA CO                   COM         191216100      23,993     410,000   SH          SHARED      1,2       410,000
COCA COLA ENTERPRISES INC      COM         191219104      70,067   2,260,212   SH          SHARED      1       2,260,212
COINSTAR INC                   COM         19259P300      33,451     778,100   SH          SHARED      1,2       778,100
CROWN CASTLE INTL CORP         COM         228227104      26,946     610,323   SH          SHARED      1,2       610,323
CROWN HOLDINGS INC             COM         228368106      34,623   1,208,049   SH          SHARED      1,2     1,208,049
DIRECTV                        COM CL A    25490A101      49,081   1,179,000   SH          SHARED      1,2     1,179,000
GOODRICH CORP                  COM         382388106      52,096     706,575   SH          SHARED      1,2       706,575
HOME DEPOT INC                 COM         437076102      38,492   1,215,000   SH          SHARED      1,2     1,215,000
INTUIT                         COM         461202103      21,905     500,000   SH          SHARED      1,2       500,000
JONES APPAREL GROUP INC        COM         480074103      26,259   1,337,000   SH          SHARED      1,2     1,337,000
LAUDER ESTEE COS INC           CL A        518439104      23,838     377,000   SH          SHARED      1,2       377,000
NEWELL RUBBERMAID INC          COM         651229106     114,305   6,418,000   SH          SHARED      1,2     6,418,000
NVR INC                        COM         62944T105     109,271     168,751   SH          SHARED      1,2       168,751
OCCIDENTAL PETE CORP DEL       COM         674599105      41,342     528,000   SH          SHARED      1,2       528,000
OVERSEAS SHIPHOLDING GROUP I   COM         690368105      22,308     650,000   SH          SHARED      1,2       650,000
PETROHAWK ENERGY CORP          COM         716495106      23,177   1,436,000   SH          SHARED      1,2     1,436,000
PROCTER & GAMBLE CO            COM         742718109      66,747   1,113,000   SH          SHARED      1,2     1,113,000
QEP RES INC                    COM         74733V100      38,699   1,284,000   SH          SHARED      1,2     1,284,000
RANGE RES CORP                 COM         75281A109      16,587     435,000   SH          SHARED      1,2       435,000
SBA COMMUNICATIONS CORP        COM         78388J106      71,759   1,780,622   SH          SHARED      1,2     1,780,622
SHERWIN WILLIAMS CO            COM         824348106      60,720     808,095   SH          SHARED      1,2       808,095
SOTHEBYS                       COM         835898107      11,488     312,000   SH          SHARED      1,2       312,000
TARGET CORP                    COM         87612E106      48,261     903,100   SH          SHARED      1,2       903,100
TIME WARNER CABLE INC          COM         88732J207      31,422     582,000   SH          SHARED      1,2       582,000
WELLPOINT INC                  COM         94973V107      11,328     200,000   SH          SHARED      1,2       200,000
YUM BRANDS INC                 COM         988498101      67,985   1,476,000   SH          SHARED      1,2     1,476,000

                                                       1,358,017




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